Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
11. FAIR VALUE MEASUREMENTS
As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	58,128	—	58,128	—
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	63,071	—	—	63,071
Tale Base Investment (1)	32,176	—	—	32,176
Lingdai Investment (1)	25,473	—	—	25,473
Others	5,621	—	—	5,621

Total assets	184,469	—	58,128	126,341

Liabilities:
Derivative liabilities
Conversion feature	100,279	—	—	100,279

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	61,426	—	—	61,426
Tale Base Investment (1)	29,764	—	—	29,764
Lingdai Investment (1)	17,981	—	—	17,981
Others	5,261	—	—	5,261

Total assets	114,432	—	—	114,432

(1)	Refer to Note 10—Long-term investments for further information on the Company’s investments
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group reports in its Consolidated Balance Sheets at fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
Short-Term Investments
Short-term investment consists of wealth management products and time deposits, which are valued by the Group on a recurring basis. The Group values its short-term wealth management products investments and time deposits held in certain banks using model-derived valuations based upon discounted cash flow, in which significant inputs, mainly including expected return, are observable or can be derived principally from, or corroborated by, observable market data, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2. The expected return of the financial products was determined based on the prevailing interest rates in the market.
Long-Term Investments
Our Level 3 available-for-sale debt securities as of December 31, 2023 and 2024 primarily consist of redeemable preferred stock investments in privately held companies without readily determinable fair values.
Depending on the investee’s financing activity in a reporting period, management’s estimate of fair value may be primarily derived from the investee’s financing transactions, such as the issuance of preferred stock to new investors. The price in these transactions generally provides the best indication of the enterprise value of the investee. If there are no investee’s financing transactions, the Group may estimate the fair value by using other valuation techniques, including the guideline public company approach. The guideline public company approach relies on publicly available market data of comparable companies and uses comparative valuation multiples of the investee’s revenue or net profit.
Once the fair value of the investee is estimated, an option-pricing model (“OPM”) is employed to allocate value to various classes of securities of the investee, including the class owned by the Group. The model involves making assumptions around the investees’ expected time to liquidity and volatility.
An increase or decrease in any of the unobservable inputs in isolation, such as the security price in a significant financing transaction of the investee, could result in a material increase or decrease in the Group’s estimate of fair value. If there are investee’s financing transactions, other unobservable inputs, including short-term revenue projections, expected terms (expiration/time to exit), and volatility are less sensitive to the valuation in the respective reporting periods, as a result of the primary weighting on the investee’s financing transactions. Depending on the existence of investee’s financing transaction, weight of evidence and valuation approaches used, these or other inputs may have a more significant impact on the Group’s estimate of fair value.
For any sales of equity and debt securities, it will be recorded for as realized gains or losses in the Interest and investment income in the Consolidated Statements of Comprehensive Loss.

The following table summarizes information about the significant unobservable inputs used in the fair value measurement for our long-term investments as of December 31, 2023 and 2024:

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	25,473	Market Approach - Guideline company method (100%)	Revenue multiple	1.5x-2.5x
					Volatility	62%-67%
					Expected terms (expiration/time to exit)	1.5-2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	63,071	Market Approach - Guideline company method (100%)	Net Profit multiples	18x-20x
					Volatility	35%-40%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	32,176	Market Approach - Guideline company method (100%)	Revenue multiples	3.8x-4.3x
					Volatility	35%-40%
					Expected terms (expiration/time to exit)	1.0-1.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,981	Market Approach - Guideline company method (100%)	Revenue multiples	1.0x-2.5x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	61,426	Market Approach - Guideline company method (100%)	Revenue multiples	0.2x-1.2x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	29,764	Market Approach - Guideline company method (100%)	Revenue multiples	2.4x-3x
					Volatility	38%-42%
					Expected terms (expiration/time to exit)	1.0-2.0 years

Derivative Liabilities
For the years ended December 31, 2022, 2023 and 2024, respectively, the roll forward of these conversion features which required to be bifurcated and accounted for as derivative liabilities are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	Conversion feature	Conversion feature	Conversion feature
Balance at beginning of the year	170,508	202,698	100,279
The change in fair value	32,190	(102,419)	(34,378)
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	—	—	(65,901)

Balance at end of the year	202,698	100,279	—

Conversion Feature
Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

	As of December 31, 2023		As of December 31, 2024 (2)
Discount rate	15.0%		—
Weighting between IPO scenario and Redemption scenario	IPO scenario-80 Redemption scenario-20	% %	— —

(2)
Upon the consummation of the IPO and the automatic conversion of preferred shares on August 15, 2024, the conversion feature of preferred shares were exercised, consequently, the derivative liabilities of conversion features were reduced to zero.

Discount rates
The discount rates listed out in the table above were based on the weighted average cost of capital, which was determined based on a consideration of the factors including risk-free rate, comparative industry risk, equity risk premium, company size and non-systemic
risk factors.
Comparable companies
In deriving the weighted average cost of capital used as the discount rates under the income approach, certain publicly traded companies were selected for reference as our guideline companies. The guideline companies were selected based on the following criteria: (i) they operate in the SaaS industry and (ii) their shares are publicly traded in the United States, Hong Kong and China.

The income approach involves applying appropriate discount rates to estimated cash flows that are based on earnings forecasts. The Group’s revenues and earnings growth rates, as well as major milestones that the Group has achieved. However, these fair values are inherently uncertain and highly subjective. The assumptions used in deriving the fair values are consistent with the Group’s business plan. These assumptions include: no material changes in the applicable future periods in the existing political, legal, fiscal or economic conditions in China; no material changes will occur in the current taxation law in China and the applicable tax rates will remain consistent; the Group has the ability to retain competent management and key personnel to support its ongoing operations; and industry trends and market conditions for the corporate training service business will not deviate significantly from current forecasts. These assumptions are inherently uncertain.
Assets and Liabilities Measured at Fair Value on a
Non-Recurring
Basis
See Note 9, Intangible assets, net, regarding the Group’s consolidated financial statements for fair value measurements of certain assets and liabilities on a non-recurring
basis.